Securities Sold Under Repurchase Agreements and Interbank and Institutional Market Funds - Summary of Interbank Market Debt (parenthethical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Repurchase Agreements [Line Items]
Allowance account for credit losses of financial assets	R$ 41,079	R$ 47,051
London Interbank Offered Rate LIBOR [Member]
Disclosure Of Repurchase Agreements [Line Items]
Allowance account for credit losses of financial assets	R$ 34,942	R$ 34,372